Note A - Organization and Proposed Business Operations (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended
	Jan. 23, 2013	Jan. 25, 2013	Mar. 25, 2013	Dec. 31, 2012
Initial Planned Offer For Sale Equity Value (in Dollars)				$ 500,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)				(98,000)
Proceeds from Issuance of Common Stock (in Dollars)				4,166,000
Minimum Required Distribution Percentage				90.00%
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.558	$ 0.558		$ 0.045
Share Price (in Dollars per share)	$ 9.00	$ 9.00
DRIP Purchase Price Per Share	$ 8.73			$ 9.00
Equity Method Investment, Ownership Percentage				60.00%
Percentage Of Ownership VRTB				40.00%
Common Stock, Shares, Outstanding (in Shares)				468,370
Stock Issued During Period, Shares, Acquisitions (in Shares)				22,222
Sale of Stock, Number of Shares Issued in Transaction (in Shares)				1,000
Preferred Stock, Redemption Price Per Share				$ 1.00
Stock Issued During Period, Shares, New Issues (in Shares)				468,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)			952
Required to Commence Operations [Member]
Proceeds from Issuance or Sale of Equity (in Dollars)				3,000,000
Monthly Dividend [Member]
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.0465	$ 0.0465
Distribution Reinvestment Plan [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)				50,000,000
Non Voting Non Participating Convertible Stock Shares Outstanding [Member]
Preferred Stock, Shares Outstanding (in Shares)				1,000
Non Voting Non Participating Convertible Stock Par Value [Member]
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Convertible Stock [Member]
Proceeds from Issuance or Sale of Equity (in Dollars)				1,000
MVP Capital Partners LLC [Member]
Proceeds from Issuance or Sale of Equity (in Dollars)				$ 200,000